Document and Entity Information	Oct. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001042418
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 13, 2023
Entity Registrant Name	Inhibitor Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-13467
Entity Tax Identification Number	30-0793665
Entity Address, Address Line One	4905 South West Shore Blvd
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33611
City Area Code	813
Local Phone Number	864-2562
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false